CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares issued		5,114,713
Common shares, shares outstanding		5,114,713
Shares subject to possible redemption	50,000,000	44,885,287
Class A Common Stock Not Subject to Redemption
Common shares, shares issued	50,000,000	5,114,713
Common shares, shares outstanding	50,000,000	5,114,713
Class A Common Stock Subject to Redemption
Common shares, par value, (per share)	$ 0.0001
Common shares, shares authorized	200,000,000
Common shares, shares issued	50,000,000	5,114,713
Common shares, shares outstanding	50,000,000	5,114,713
Shares subject to possible redemption	50,000,000	44,885,287
Common Class Subject To Possible Redemption [Member]
Shares subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Shares subject to possible redemption	50,000,000	44,885,287
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	12,500,000	12,500,000
Common shares, shares outstanding	12,500,000	12,500,000
Class B Common Stock | Over-allotment option
Maximum shares subject to forfeiture		1,875,000